Commitments, Newbuild Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Newbuild commitments [Abstract]
Future minimum capital contributions	$ 69,695	$ 105,833	$ 83,450
Less Than One Year [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	52,917	28,394	83,450
One to Two Years [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	16,778	58,079	0
Two to Five Years [Member]
Newbuild commitments [Abstract]
Future minimum capital contributions	$ 0	$ 19,360	$ 0